ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Organization And Principal Activities [Line Items]
Term of Agreement, Description	10
Xinxin Xiangrong [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities	3
Mr Bangxin Zhang [Member]
Organization And Principal Activities [Line Items]
Voting Interest Percentage In Any Vote Pertaining To Any Specific Matters Related To Deed	50.00%
Number Of Votes Considered For Deduction For Appointment And Removal Of Director By Shareholders	1
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Organization And Principal Activities [Line Items]
Amount Payable By Variable Interest Entity Subsidiaries Of Variable Interest Entity And Schools To Wholly Foreign Owned Enterprise	$ 128,088	$ 60,336	$ 48,992
Beijing Xueersi Education Technology Co Ltd and Beijing Xueersi Education Network Co Ltd [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities	4